Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,784,728	$ 4,784,728
Less: accumulated depreciation and impairment	4,784,728	4,784,728
Property and equipment, net
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	69,291	69,291
Furniture, fixture, and office and medical equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	32,435	32,435
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	108,187	108,187
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	4,335,722	4,335,722
Motor vehicle under finance leases [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	$ 239,093	$ 239,093